Retirement Benefits Plans	12 Months Ended
Dec. 31, 2012
General Discussion of Pension and Other Postretirement Benefits [Abstract]
RETIREMENT BENEFITS PLANS
RETIREMENT BENEFITS PLANS
Eaton has defined benefits pension plans and other postretirement benefits plans.
Obligations and Funded Status

	United States pension liabilities		Non-United States pension liabilities		Other postretirement liabilities
	2012	2011	2012	2011	2012	2011
Funded status
Fair value of plan assets	$2,607	$1,664	$1,248	$989	$146	$156
Benefit obligations	(3,817)	(2,899)	(2,013)	(1,505)	(948)	(853)
Funded status	$(1,210)	$(1,235)	$(765)	$(516)	$(802)	$(697)

Amounts recognized in the Consolidated Balance Sheets
Non-current assets	$—	$—	$71	$78	$—	$—
Current liabilities	(15)	(12)	(27)	(24)	(62)	(55)
Non-current liabilities	(1,195)	(1,223)	(809)	(570)	(740)	(642)
Total	$(1,210)	$(1,235)	$(765)	$(516)	$(802)	$(697)

Amounts recognized in Accumulated other comprehensive loss (pretax)
Net actuarial loss	$1,618	$1,601	$550	$348	$269	$257
Prior service cost (credit)	1	1	9	10	(7)	(9)
Other	2	—	—	—	—	—
Total	$1,621	$1,602	$559	$358	$262	$248

Change in Benefit Obligations

	United States pension liabilities		Non-United States pension liabilities		Other postretirement liabilities
	2012	2011	2012	2011	2012	2011
Balance at January 1	$2,899	$2,458	$1,505	$1,460	$853	$826
Service cost	115	93	50	48	17	15
Interest cost	134	132	77	78	38	41
Actuarial loss	264	346	196	26	34	41
Gross benefits paid	(132)	(131)	(78)	(82)	(94)	(101)
Currency translation	—	—	54	(23)	—	(1)
Acquisitions	536	—	208	—	72	—
Other	1	1	1	(2)	28	32
Balance at December 31	$3,817	$2,899	$2,013	$1,505	$948	$853

Accumulated benefit obligation	$3,639	$2,762	$1,885	$1,364

Change in Plan Assets

	United States pension liabilities		Non-United States pension liabilities		Other postretirement liabilities
	2012	2011	2012	2011	2012	2011
Balance at January 1	$1,664	$1,572	$989	$937	$156	$—
Actual return on plan assets	293	(41)	86	39	13	2
Employer contributions	311	264	102	108	43	223
Gross benefits paid	(132)	(131)	(78)	(82)	(94)	(101)
Currency translation	—	—	39	(6)	—	—
Acquisitions	471	—	128	—	—	—
Other	—	—	(18)	(7)	28	32
Balance at December 31	$2,607	$1,664	$1,248	$989	$146	$156

The components of pension plans with an accumulated benefit obligation in excess of plan assets at December 31 follow:

	United States pension liabilities		Non-United States pension liabilities
	2012	2011	2012	2011
Projected benefit obligation	$3,817	$2,899	$1,412	$990
Accumulated benefit obligation	3,639	2,762	1,307	925
Fair value of plan assets	2,607	1,664	657	446

Changes in pension and other postretirement benefit liabilities recognized in Accumulated other comprehensive loss follow:

	United States pension liabilities		Non-United States pension liabilities		Other postretirement liabilities
	2012	2011	2012	2011	2012	2011
Balance at January 1	$1,602	$1,142	$358	$319	$248	$221
Prior service cost arising during the year	1	1	—	4	—	—
Net loss arising during the year	154	551	205	58	27	39
Currency translation	—	—	15	(5)	—	—
Less amounts included in expense during the year	(138)	(92)	(19)	(18)	(13)	(12)
Other	2	—	—	—	—	—
Net change for the year	19	460	201	39	14	27
Balance at December 31	$1,621	$1,602	$559	$358	$262	$248

Benefits Expense

	United States pension benefit expense			Non-United States pension benefit expense			Other postretirement benefits expense
	2012	2011	2010	2012	2011	2010	2012	2011	2010
Service cost	$115	$93	$80	$50	$48	$39	$17	$15	$16
Interest cost	134	132	131	77	78	69	38	41	46
Expected return on plan assets	(183)	(164)	(156)	(77)	(70)	(62)	(6)	—	—
Amortization	118	75	53	15	13	8	13	12	10
	184	136	108	65	69	54	62	68	72
Curtailment loss	—	—	1	1	1	—	—	—	—
Settlement loss	20	17	16	3	4	—	—	—	—
Total expense	$204	$153	$125	$69	$74	$54	$62	$68	$72

The estimated pretax net amounts that will be recognized from Accumulated other comprehensive loss into net periodic benefit cost in 2013 follow:

	United States pension liabilities	Non-United States pension liabilities	Other postretirement liabilities
Actuarial loss	$176	$27	$15
Prior service cost (credit)	—	1	(2)
Total	$176	$28	$13

Retirement Benefits Plans Assumptions
Pension Plans

	United States pension plans			Non-United States pension plans
	2012	2011	2010	2012	2011	2010
Assumptions used to determine benefit obligation at year-end
Discount rate	3.97%	4.70%	5.50%	4.17%	5.12%	5.40%
Rate of compensation increase	3.16%	3.15%	3.61%	3.09%	3.62%	3.63%

Assumptions used to determine expense
Discount rate	4.70%	5.50%	6.00%	5.12%	5.40%	5.59%
Expected long-term return on plan assets	8.50%	8.50%	8.95%	7.10%	7.17%	7.20%
Rate of compensation increase	3.15%	3.61%	3.62%	3.62%	3.63%	3.58%

The expected long-term rate of return on pension assets was determined for each country and reflects long-term historical data taking into account each plan's target asset allocation. The discount rate was determined using appropriate bond data for each country.
Other Postretirement Benefits Plans
Substantially all of the obligation for other postretirement benefits plans relates to United States plans. Assumptions used to determine other postretirement benefits obligations and expense follow:

	Other postretirement benefits plans
	2012	2011	2010
Assumptions used to determine benefit obligation at year-end
Discount rate	3.79%	4.60%	5.20%
Health care cost trend rate assumed for next year	6.96%	7.60%	8.10%
Ultimate health care cost trend rate	4.53%	4.50%	4.50%
Year ultimate health care cost trend rate is achieved	2022	2020	2020

Assumptions used to determine expense
Discount rate	4.60%	5.20%	5.70%
Initial health care cost trend rate	7.60%	8.10%	8.30%
Ultimate health care cost trend rate	4.50%	4.50%	4.75%
Year ultimate health care cost trend rate is achieved	2020	2020	2017

Assumed health care cost trend rates may have a significant effect on the amounts reported for the health care plans. A 1-percentage point change in the assumed health care cost trend rates would have the following effects:

	1% increase	1% decrease
Effect on total service and interest cost	$1	$(1)
Effect on other postretirement liabilities	22	(20)

Employer Contributions to Retirement Benefits Plans
Contributions to pension plans that Eaton expects to make in 2013, and made in 2012, 2011 and 2010, follow:

	2013	2012	2011	2010
United States plans	$191	$311	$264	$313
Non-United States plans	112	102	108	90
Total contributions	$303	$413	$372	$403

During 2011, Eaton contributed $154 into a Voluntary Employee Benefit Association (VEBA) trust for the pre-funding of postretirement Medicare Part D prescription drug benefits for the Company's eligible United States employees and retirees.
The following table provides the estimated pension and other postretirement benefit payments for each of the next five years, and the five years thereafter in the aggregate. For other postretirement benefits liabilities, the expected subsidy receipts relate to the Medicare Prescription Drug, Improvement, and Modernization Act of 2003, which would reduce the gross payments listed below.

	Estimated United States pension payments	Estimated non-United States pension payments	Estimated other postretirement benefit payments
			Gross	Medicare prescription drug subsidy
2013	$228	$89	$93	$(7)
2014	405	90	91	(6)
2015	255	92	84	(6)
2016	272	95	81	(5)
2017	279	98	77	(5)
2018 - 2022	1,473	535	328	(13)

Pension Plan Assets
Investment policies and strategies are developed on a country specific basis. The United States plans, representing 68% of worldwide pension assets, and the United Kingdom plans representing 26% of worldwide pension assets, are invested primarily for growth, as the majority of the assets are in open plans with active participants and ongoing accruals. In general, the plans have their primary allocation to diversified, global equities, primarily through index funds in the form of common collective trusts. The United States plans' target allocation is 39% United States equities, 30% non-United States equities, 4% real estate (primarily equity of real estate investment trusts) and 27% debt securities and other, including cash equivalents. The United Kingdom plans' target asset allocations are 62% equities and the remainder in debt securities. The equity risk for the plans is managed through broad geographic diversification and diversification across industries and levels of market capitalization. The majority of debt allocations for these plans are longer duration government (including inflation protected securities) and corporate debt. The United States pension plans are authorized to use derivatives to achieve more economically desired market exposures and to use futures, swaps and options to gain or hedge exposures.
Other Postretirement Benefits Plan Assets
The VEBA trust which holds U.S. other postretirement benefits plan assets has investment guidelines that include allocations to global equities and fixed income investments. The trust's target investment allocation is 50% diversified global equities and 50% fixed income securities. The fixed income securities are primarily comprised of intermediate term, high quality, dollar denominated, fixed income instruments. The equity allocation is invested in a diversified global equity index fund in the form of a collective trust.
Fair Value Measurements
Financial instruments included in pension and other postretirement benefits plan assets are categorized into a fair value hierarchy of three levels, based on the degree of subjectivity inherent in the valuation methodology as follows:

Level 1 -	Quoted prices (unadjusted) for identical assets in active markets.

Level 2 -	Quoted prices for similar assets in active markets, and inputs that are observable for the asset, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 -	Unobservable prices or inputs.
Pension Plans
A summary of the fair value of pension plan assets at December 31, 2012 and 2011, follows:

	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)
2012
Common collective trusts
Non-United States equity and global equities	$1,313	$—	$1,313	$—
United States equity	978	—	978	—
Fixed income	538	—	538	—
Long duration funds	61	—	61	—
Exchange traded funds	43	—	43	—
Fixed income securities	331	—	331	—
United States treasuries	143	143	—	—
Real estate	124	119	—	5
Equity securities	104	104	—	—
Cash equivalents	140	7	133	—
Registered investment companies	40	40	—	—
Other	40	3	1	36
Total pension plan assets	$3,855	$416	$3,398	$41

	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)
2011
Common collective trusts
Non-United States equity and global equities	$925	$—	$925	$—
United States equity	642	—	642	—
Fixed income	263	—	263	—
Long duration funds	107	—	107	—
Fixed income securities	296	—	296	—
United States treasuries	120	120	—	—
Real estate	82	82	—	—
Equity securities	79	79	—	—
Cash equivalents	67	9	58	—
Registered investment companies	35	35	—	—
Other	37	2	—	35
Total pension plan assets	$2,653	$327	$2,291	$35

Other Postretirement Benefits Plans
A summary of the fair value of other postretirement benefits plan assets at December 31, 2012 and 2011, follows:

	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)
2012
Common collective trusts
Global equities	$75	$—	$75	$—
Fixed income securities	67	—	67	—
Cash equivalents	4	4	—	—
Total other postretirement benefits plan assets	$146	$4	$142	$—

2011
Common collective trusts
Global equities	$52	$—	$52	$—
Fixed income securities	50	—	50	—
Cash equivalents	54	54	—	—
Total other postretirement benefits plan assets	$156	$54	$102	$—

Valuation Methodologies
Following is a description of the valuation methodologies used for pension and other postretirement benefits plan assets measured at fair value. There have been no changes in the methodologies used at December 31, 2012 and 2011.
Common collective trusts - Valued at the net unit value of units held by the trust at year end. The unit value is determined by the total value of fund assets divided by the total number of units of the fund owned. The equity investments in collective trusts are predominantly in index funds for which the underlying securities are actively traded in public markets based upon readily measurable prices.
Fixed income securities - These securities consist of publicly traded United States and non-United States fixed interest obligations (principally corporate and government bonds and debentures). The fair value of corporate and government debt securities is determined through third-party pricing models that consider various assumptions, including time value, yield curves, credit ratings and current market prices. The Company verifies the results of trustees or custodians and evaluates the pricing classification of these securities by performing analyses using other third-party sources.
United States treasuries - Valued at the closing price of each security.
Real estate and equity securities - These securities consist of direct investments in the stock of publicly traded companies. Such investments are valued based on the closing price reported in an active market on which the individual securities are traded. As such, the direct investments are classified as Level 1.
Cash equivalents - Primarily certificates of deposit, commercial paper and repurchase agreements.
Registered investment companies - Valued at the closing price of the exchange traded fund's shares.
Other - Primarily insurance contracts for international plans and also futures contracts and over-the-counter options. These investments are valued based on the closing prices of future contracts or indices as available on the Bloomberg or similar service, and private equity investments.
For additional information regarding fair value measurements, see Note 11.
Defined Contribution Plans
The Company has various defined contribution benefit plans, primarily consisting of the plans in the United States. The total contributions related to these plans are charged to expense and were as follows:

2012	$74
2011	65
2010	33

Following the acquisition of Cooper, the Cooper Retirement Savings and Stock Ownership Plan Trust, which had been a Cooper shareholder, purchased 3.2 million newly issued ordinary shares of Eaton for an aggregate purchase price of $166 on December 5, 2012, using the cash portion of the acquisition proceeds it received for its Cooper shares. The purchase price was $51.26 per share, which was the approximate closing per share price of Eaton shares on the New York Stock Exchange on December 4, 2012. There were no underwriting discounts or commissions in connection with the purchase. The transaction was completed pursuant to an exemption found under Section 4(2) of The Securities Act of 1933, as amended.